Cost of Revenues, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Cost of Revenues, Selling Expenses and Administrative Expenses
Cost of Revenues, Selling Expenses and Administrative Expenses
21.	Cost of Revenues, Selling Expenses and Administrative Expenses

Cost of revenues include cost of acquired transmission rights at the moment of broadcasting, benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, paper and printing, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, post-employment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of revenues, selling expenses and administrative expenses for the years ended December 31, 2023, 2022 and 2021, were as follows:

	2023		2022		2021
Cost of revenues	Ps.	18,275,424	Ps.	17,918,347	Ps.	17,126,606
Selling expenses		237,581		357,681		273,479
Administrative expenses		3,378,212		3,194,636		2,982,361
Discontinued operations		—		121,874		1,365,067
	Ps.	21,891,217	Ps.	21,592,538	Ps.	21,747,513

The amounts of expenses related to IFRS 16 included in cost of revenues, selling expenses and administrative expenses for the year ended December 31, 2023 and 2022, were as follows:

	2023			2022
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	746,404	Ps.	639,261
Expenses relating to short-term leases and leases of low-value assets		245,752		194,016
Total	Ps.	992,156	Ps.	833,277

Expenses related to short-term employee benefits, share-based compensation and post-employment benefits and incurred by the Group for the years ended December 31, 2023, 2022 and 2021, were as follows:

	2023		2022		2021
Short-term employee benefits	Ps.	15,561,034	Ps.	15,064,471	Ps.	12,807,423
Other short-term employee benefits		795,740		1,130,535		1,711,945
Share-based compensation		748,500		968,628		903,764
Post-employment benefits		87,657		151,389		140,857
Discontinued operations		—		251,350		6,531,559
	Ps.	17,192,931	Ps.	17,566,373	Ps.	22,095,548